Performance Management - X-Square Municipal Income ETF	Jan. 26, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year. The bar chart shows performance of the Shares for each calendar year since inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Fund performance current to the most recent month-end is available and may be obtained on the Fund’s website at www.xsquarecapital.com or by calling (787) 282-1621, which may provide some indication of the risks of investing in the Fund.

Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]

During the periods shown in the bar chart below, the Fund’s highest quarterly return was 2.76% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -2.02% (quarter ended December 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was 3.60%.

Performance Table Heading	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, federal income taxes may not be applicable to certain Puerto Rico Investors (as such term is defined, and as further discussed, under “Dividends, Distributions and Taxes” below). After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The Bloomberg U.S. Municipal Index has been added as the Fund’s primary benchmark for regulatory purposes. The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Performance Availability Website Address [Text]	www.xsquarecapital.com
Performance Availability Phone [Text]	(787) 282-1621
X-Square Municipal Income ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	3.60%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	2.76%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(2.02%)
Lowest Quarterly Return, Date	Dec. 31, 2024